Hotchkis & Wiley Global Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%			Shares	Value
Aerospace & Defense - 1.9%
Airbus SE			2,200	$513,759
Babcock International Group PLC			13,500	242,871
				756,630

Air Freight & Logistics - 1.2%
FedEx Corp.			1,970	464,546

Automobile Components - 1.6%
Magna International, Inc.			13,161	623,568

Automobiles - 2.2%
General Motors Co.			10,245	624,637
Mercedes-Benz Group AG			4,100	258,424
				883,061

Banks - 10.5%
Banca Monte dei Paschi di Siena SpA			42,800	380,844
BNP Paribas SA			6,556	599,632
Citigroup, Inc.			4,084	414,526
ING Groep NV			12,556	329,166
Lloyds Banking Group PLC			429,400	485,902
Popular, Inc.			3,300	419,133
Truist Financial Corp.			6,600	301,752
US Bancorp			16,900	816,777
Wells Fargo & Co.			5,200	435,864
				4,183,596

Beverages - 2.1%
Heineken Holding NV			12,000	823,960

Capital Markets - 2.4%
Julius Baer Group Ltd.			8,200	570,986
State Street Corp.			3,500	406,035
				977,021

Chemicals - 4.3%
Akzo Nobel NV			8,600	613,764
Nippon Sanso Holdings Corp.			15,300	541,861
PPG Industries, Inc.			5,200	546,572
				1,702,197

Communications Equipment - 8.6%
F5, Inc. (a)			6,580	2,126,590
Telefonaktiebolaget LM Ericsson - ADR			159,872	1,322,142
				3,448,732

Energy Equipment & Services - 3.6%
Baker Hughes Co.			8,000	389,760
NOV, Inc.			26,669	353,364
Schlumberger NV			20,600	708,022
				1,451,146

Entertainment - 1.3%
Warner Bros Discovery, Inc. (a)			26,200	511,686

Financial Services - 1.6%
Euronet Worldwide, Inc. (a)			3,400	298,554
Fiserv, Inc. (a)			2,800	361,004
				659,558

Food Products - 1.1%
Kraft Heinz Co.			17,500	455,700

Ground Transportation - 1.9%
U-Haul Holding Co.			14,715	748,994

Health Care Equipment & Supplies - 5.0%
GE HealthCare Technologies, Inc.			13,140	986,814
Koninklijke Philips NV			15,448	423,185
Medtronic PLC			6,300	600,012
				2,010,011

Health Care Providers & Services - 7.2%
Elevance Health, Inc.			3,904	1,261,460
Humana, Inc.			2,300	598,391
UnitedHealth Group, Inc.			2,900	1,001,370
				2,861,221

Hotels, Restaurants & Leisure - 1.7%
Accor SA			14,500	688,903

Household Products - 2.0%
Henkel AG & Co. KGaA			10,700	794,227

Industrial Conglomerates - 2.0%
Siemens AG			2,900	782,939

Insurance - 2.8%
American International Group, Inc.			14,269	1,120,687

Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A			2,380	578,578

Machinery - 4.2%
CNH Industrial NV			52,800	572,880
Cummins, Inc.			1,720	726,476
PACCAR, Inc.			4,000	393,280
				1,692,636

Media - 5.0%
Comcast Corp. - Class A			28,300	889,186
Omnicom Group, Inc.			5,100	415,803
WPP PLC			138,100	688,389
				1,993,378

Multi-Utilities - 3.3%
Dominion Energy, Inc.			16,900	1,033,773
National Grid PLC			20,800	298,868
				1,332,641

Oil, Gas & Consumable Fuels - 4.2%
APA Corp.			20,800	505,024
Kosmos Energy Ltd. (a)			68,400	113,544
Ovintiv, Inc.			6,600	266,508
Shell PLC - ADR			10,900	779,677
				1,664,753

Passenger Airlines - 1.4%
Qantas Airways Ltd.			80,100	578,786

Personal Care Products - 0.8%
Unilever PLC			5,500	325,097

Pharmaceuticals - 1.1%
GSK PLC - ADR			10,600	457,496

Professional Services - 1.2%
Randstad NV			11,500	490,353

Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR			1,900	530,651
Tokyo Electron Ltd.			2,700	478,621
				1,009,272

Software - 6.9%
Salesforce, Inc.			3,300	782,100
Workday, Inc. - Class A (a)			8,220	1,978,801
				2,760,901

Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR			25,100	291,160
TOTAL COMMON STOCKS (Cost $33,442,082)				39,123,434

PREFERRED STOCKS - 0.8%			Shares	Value
Automobiles - 0.8%
Bayerische Motoren Werke AG, 0.00%			3,500	326,016
TOTAL PREFERRED STOCKS (Cost $237,419)				326,016

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%			Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)			801,277	801,277
TOTAL MONEY MARKET FUNDS (Cost $801,277)				801,277

TIME DEPOSITS - 0.1%			Par	Value
Citigroup, Inc., 2.92%, 10/01/2025 (c)		GBP	608	817
Skandinaviska Enskilda Banken, 3.44%, 10/01/2025 (c)			6,511	6,511
Citigroup, Inc., 0.79%, 10/01/2025 (c)		EUR	12,735	14,952
TOTAL TIME DEPOSITS (Cost $22,280)				22,280

TOTAL INVESTMENTS - 100.6% (Cost $34,503,058)				40,273,007
Liabilities in Excess of Other Assets - (0.6)%				(250,459)
TOTAL NET ASSETS - 100.0%	0.0%		0.0%	$40,022,548

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt EUR – Euro GBP - British Pound
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Global Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,212,897	$10,910,537	$–	$39,123,434
Preferred Stocks	–	326,016	–	326,016
Money Market Funds	801,277	–	–	801,277
Time Deposits	–	22,280	–	22,280
Total Investments	$29,014,174	$11,258,833	$–	$40,273,007

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$22,616,179	56.5%
United Kingdom	4,142,341	10.4
Netherlands	2,680,428	6.7
Germany	2,161,605	5.4
France	1,802,293	4.5
Sweden	1,322,141	3.3
Japan	1,020,481	2.6
Canada	623,568	1.6
Ireland	600,012	1.5
Australia	578,786	1.4
Switzerland	570,986	1.4
Taiwan	530,651	1.3
Puerto Rico	419,133	1.0
Italy	380,844	1.0
Cash and Other	573,098	1.4
	$40,022,548	100.0%